Revenue and Deferred Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Line Items]
Revenue from Contract with Customer
NOTE 4. REVENUE AND DEFERRED REVENUE
Disaggregation of Revenue
In the following tables, revenue is disaggregated by primary geographical market and type of revenue.

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Revenue by geography
United States	$21,112	$4,605	$39,861	$20,787
International	565	1,186	976	1,558

Total revenue	$21,677	$5,791	$40,837	$22,345

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Revenue by type
Hardware	$14,029	$2,881	$26,427	$14,174
Professional services	3,564	1,210	7,165	4,841
Hosted services	4,084	1,700	7,245	3,330

Total revenue	$21,677	$5,791	$40,837	$22,345

Remaining Performance Obligations
Advance payments received from customers are recorded as deferred revenue and are recognized upon the completion of related performance obligations over the period of service. Advance payments for the hardware hub device are recorded as deferred revenue and recognized over the average in-service
life of the hub. Advance payments received from
customers for subscription services are recorded as deferred revenue and recognized over the term of the subscription. A summary of the change in deferred revenue is as follows.

	For the six months ended June 30,
	2021	2020
Deferred revenue balance as of January 1	$53,501	$19,083
Revenue recognized from balance of deferred revenue at the beginning of the period	(3,992)	(1,349)
Revenue deferred during the period	18,420	12,904
Revenue recognized from revenue originated and deferred during the period	(3,922)	(2,851)

Deferred revenue balance as of March 31	64,007	27,787

Revenue recognized from balance of deferred revenue at the beginning of the period	(3,270)	(1,483)
Revenue deferred during the period	17,346	6,469
Revenue recognized from revenue originated and deferred during the period	(3,578)	(860)

Deferred revenue balance as of June 30	$74,505	$31,913

As of June 30, 2021, the Company expects to recognize 47% of its total deferred revenues within the next 12 months, 28% of its total deferred revenues between 13 and 36 months and 24% between 37 and 60 months. Any deferred revenues expected to be recognized beyond five years is immaterial.
Deferred cost of revenue includes all direct costs included in cost of revenue that have been deferred to future periods.

NOTE 4. REVENUE AND DEFERRED REVENUE
Disaggregation of Revenue
In the following tables, revenue is disaggregated by primary geographical market and type of revenue.

	Year ended December 31,
	2020	2019
Revenue by geography

United States	$50,275	$36,232

International	2,259	—

Total Revenue	$52,534	$36,232

	Year ended December 31,
	2020	2019
Revenue by type

Hardware	31,978	24,017

Professional services	12,304	9,095

Hosted Services	8,252	3,120

Total Revenue	$52,534	$36,232

Remaining Performance Obligations
Advance payments received from customers are recorded as deferred revenue and are recognized upon the completion of related performance obligations over the period of service. Advance payments for the hardware hub device are recorded as deferred revenue and recognized over the average in-service
life of the hub. Advance payments received from customers for subscription services are recorded as deferred revenue and recognized over the term of the subscription. A summary of the change in deferred revenue is as follows.

	Year ended December 31,
	2020	2019
Deferred revenue balance as of January 1	$19,083	$10,215
Revenue recognized from balance of deferred revenue at the beginning of the year	(4,226)	(8,623)
Revenue deferred during the year	50,939	30,177
Revenue recognized from revenue originated and deferred during the year	(12,295)	(12,686)

Deferred revenue balance as of December 31	$53,501	$19,083

As of December 31, 2020, the Company expects to recognize 36% of its total deferred revenues within the next 12 months, 42% of its total deferred revenues between 1 and 2 years and 21% between 3 and 5 years. Any deferred revenues expected to be recognized beyond five years is immaterial.
Deferred cost of revenue includes all direct costs included in cost of revenue that have been deferred to future periods.